BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2018
BUSINESS COMBINATION
BUSINESS COMBINATION

38.   BUSINESS COMBINATION

(a)      Acquisition of Bayer aluminum production line

On January 1, 2016, Chalco Shandong, a subsidiary of the Company, completed the swap of its certain assets and liabilities with Shandong Aluminum, a subsidiary of Chinalco. The assets disposed of by Chalco Shandong include the relevant assets and liabilities of the electrolysis aluminum plant except for the electrolysis production line (mainly carbon assets), the aluminum processing plant and the hospital ward building of Chalco Shandong (the “Assets Disposed of“). The assets acquired by Chalco Shandong comprised the relevant assets and liabilities of the Bayer alumina production line of Shandong Aluminum which, in the opinion of directors of the Company, constitute businesses (the “Business Acquired“). According to the final consideration, Chalco Shandong shall pay a net consideration amounting to RMB162 million. As at the combination date, the carrying amounts of the Business Acquired and Assets Disposed of were RMB327 million and RMB176 million, respectively. Before and after the transaction, both entities were controlled by Chinalco, and the control was not temporary. Thus, the acquisition is considered to be a business combination under common control. The transaction date was January 1, 2016, which was determined by the date that the transfer of the rights and risks of the assets and liabilities was completed.

The carrying amounts of the assets and liabilities of Business Acquired as at the transaction date and the comparative financial figures were as follows:

	December 31,	January 1,
	2015	2016
Assets
Property, plant and equipment	328,354	328,354

Liabilities
Other payables and accrued expenses	1,488	1,488

Net assets	326,866	326,866
Difference recognized in equity	—	11,418
		338,284

Cash		161,962
Carrying values of assets disposed of		176,322

Total purchase consideration		338,284

(b)      Acquisition of pseudoboehmite and activated silicon powder production lines

On June 28, 2016, the Shanxi Branch of the Company (“Shanxi Branch“) entered into an Asset Transfer Agreement with Shanxi Aluminum Plant, pursuant to which, the Shanxi Branch acquired pseudoboehmite and activated silicon powder production lines of Science and Technology Chemical Company, a branch of Shanxi Aluminum Plant, at a total cash consideration of RMB43.06 million. In the opinion of directors of the Company, the production lines constitute a business. The total cash consideration was determined based on the asset appraisal report performed by an independent qualified valuer.

Shanxi Aluminum Plant is a subsidiary of Chinalco, the parent company of the Group. Before and after the acquisition, both Shanxi Aluminum Plant and the Company are controlled by Chinalco, and the control is not temporary. Thus, the acquisition is considered to be business combination under common control. The transaction date is July 5, 2016, which is determined by the date of transfer of the assets.

The carrying amount of the assets and liabilities of pseudoboehmite and activated silicon powder production lines as at the transaction date and the comparative financial figures were as follows:

	December 31,	July 5,
	2015	2016
Assets
Property, plant and equipment	29,966	28,860

Liabilities
Other payables and accrued expenses	2,503	—

Net assets	27,463	28,860
Difference recognized in equity		14,201
		43,061

Cash		43,061

Total purchase consideration		43,061

The acquisition of Shanxi Aluminum Plant has no impact on the Group’s cash and cash equivalents.

(c)      Acquisition of equity interest in Chinalco Shanghai

On August 8, 2016, through the Shanghai United Assets and Equity Exchange, the Company was affirmed as the acquirer of the 60% equity interest in Chinalco Shanghai and the Company entered into an equity transfer agreement with Chinalco, pursuant to which, the Company acquired the 60% equity interest of Chinalco Shanghai with a total cash consideration of RMB2,113.76 million. The consideration was determined based on the appraisal value of the equity of Chinalco Shanghai. Subsequent to the acquisition, the Group exercised control over Chinalco Shanghai.

Before and after the acquisition, both Chinalco Shanghai and the Company are controlled by Chinalco, and the control is not temporary. Thus, the acquisition of 60% equity interest in Chinalco Shanghai is considered to be business combination under common control. The transaction date was September 9, 2016, which was determined by the date that the Group obtained control over Chinalco Shanghai.

The book values of the assets and liabilities of Chinalco Shanghai Company Limited as at the transaction date and the comparative financial figures were as follows:

	December 31,	September 9,
	2015	2016
Assets
Property, plant and equipment	414,766	494,725
Land use rights	742,771	731,967
Inventories	22	15
Other current assets	916	1,425
Restricted cash and time deposits	51,500	70,500
Cash and cash equivalents	1,156	2,164

Liabilities
Interest bearing loans and borrowings	241,118	330,549
Trade and notes payables	147	29
Other payables and accrued expenses	1,598	1,951

Net assets	968,268	968,267
Non-controlling interests		387,307
Net assets acquired		580,960
Difference recognized in equity		1,532,801

		2,113,761

Satisfied by cash		2,113,761

Total purchase consideration		2,113,761

As at December 31, 2016, the Group has paid up the purchase consideration amounting to RMB2,114 million.

(d)      Acquisition of equity interest in Xinghua Technology

On December 5, 2016, through China Beijing Equity Exchange, the Company, and Chalco Shandong entered into equity transfer agreements with Shanxi Aluminum Plant and Shandong Aluminum respectively, pursuant to which the Company and Chalco Shandong acquired 33% and 33% equity interests of Xinghua Technology, from Shanxi Aluminum Plant and Shandong Aluminum respectively. The considerations for the acquisition of 33% and 33% equity interests of Xinghua Technology were RMB257.76 million and RMB257.76 million, respectively, which were determined based on the appraisal value of Xinghua Technology. Up to December 31, 2016, the Group has paid RMB335.09 million based on the equity transfer agreements. The remaining considerations will be paid before December 31, 2017 with interest at the prevailing one year lending rate quoted by the People's Bank of China.

Xinghua Technology was a subsidiary of Chinalco, the parent company of the Group. Subsequent to the acquisition, the Group had control over Xinghua Technology. Before and after the acquisition, both Xinghua Technology and the Company are controlled by Chinalco, and the control is not temporary. Thus, the acquisition of 66% equity interests in Xinghua Technology is considered to be a business combination under common control. The transaction date was December 23, 2016, which was date that the Group obtained control over Xinghua Technology.

The book values of the assets and liabilities of Xinghua Technology Ltd. as at the transaction date and the comparative financial figures were as follows:

	December 31,	December 23,
	2015	2016
Assets
Property, plant and equipment	978,596	1,134,185
Land use rights	—	8,339
Other non-current assets	1,474	8,334
Trade and notes receivables	2,423	5,471
Inventories	164,262	170,986
Other current assets	89,626	86,283
Restricted cash and time deposits	15,000	184,060
Cash and cash equivalents	1,910	19,828

Liabilities
Interest bearing loans and borrowings (non-current)	34,086	14,909
Other non-current liabilities	47,900	43,921
Interest bearing loans and borrowings (current)	338,393	354,181
Trade and notes payables	230,235	484,755
Other payables and accrued expenses	329,184	398,239
Income tax payable	—	9,919

Net assets	273,493	311,562
Non-controlling interests		105,931
Net assets acquired		205,631
Difference recognized in equity		309,890

		515,521

Satisfied by cash		515,521

Total purchase consideration		515,521

(e)      Acquisition of equity interest in Xinghua Technology

As at December 31, 2016, the Group has paid the purchase consideration of RMB335 million. As at December 31, 2017, the Group has paid the purchase consideration of RMB61 million with notes receivables and the Group has not paid the remaining consideration of approximately RMB121 million.

(f)      Acquisition of 100% equity interest in Qingdao Light Metal

On December 28, 2017, Chalco Shandong, a subsidiary of the Company, entered into an equity transfer agreement with Chinalco, pursuant to which Chalco Shandong acquired 100% equity interest of Qingdao Light Metal from Chinalco. The consideration for the acquisition was RMB162 million which was determined based on the appraisal value of the 100% equity interest in Qingdao Light Metal. The Company has paid all consideration as of December 31, 2017. The transaction date was December 29, 2017 which was the date that the Group obtained control of Qingdao Light Metal. Before and after the acquisition, both Qingdao Light Metal and the Company were controlled by Chinalco, and the control was not temporary. Thus, the acquisition of 100% equity interest in Qingdao Light Metal is considered to be a business combination under common control.

The carrying amounts of the assets and liabilities of Qingdao Light Metal as at the transaction date and the comparative financial figures were as follows:

	December 31,	December 29,
	2016	2017
Assets
Investment properties	10,742	10,425
Property, plant and equipment	290,579	278,309
Land use rights	20,722	20,195
Inventories	29,446	49,489
Other current assets	2,934	3,978
Trade and notes receivables	29,748	98,957
Cash and cash equivalents	5,688	10,924

Liabilities
Trade and notes payables	64,900	97,681
Other payables and accrued expenses	10,641	66,042
Interest-bearing loans and borrowings	167,000	167,000

Net assets	147,318	141,554
Other equity instruments	138,670	138,670

	8,648	2,884

Difference recognized in equity		158,848

Total purchase consideration		161,732

(g)      Acquisition of Shanxi Aluminum Sewage Treatment Plant

On December 28, 2017, Shanxi New Material, a subsidiary of the Company, entered into an assets transfer agreement with Chalco Shanxi Aluminum, a subsidiary of Chinalco, pursuant to which, Shanxi New Material acquired Shanxi Aluminum Sewage Treatment Plant at a total consideration of RMB50 million. The consideration was determined based on the appraisal report issued by an independent qualified valuer. In the opinion of directors of the Company, the sewage treatment plant constitutes a business. Before and after the acquisition, both entities were controlled by Chinalco, and the control was not temporary. Thus, the acquisition is considered to be a business combination under common control. The acquisition date was December 28, 2017, which is determined by the date of transfer of the assets.

The carrying amount of the assets and liabilities of Shanxi Aluminum Sewage Treatment Plant as at the transaction date and the comparative financial figures were as follows:

	December 31,	December 28,
	2016	2017
Assets
Property, plant and equipment	52,001	48,995

Liabilities
Other payables and accrued expenses	—	—

Net assets	52,001	48,995
Difference recognized in equity	—	1,063

Total purchase consideration		50,058

The acquisition of Shanxi Aluminum Sewage Treatment Plant has no impact on the Group’s cash and cash equivalents.

(h)       Acquisition of Yinxing Power

In April 2015, Ningxia Energy and Zhejiang Power Group Co., Ltd.* (“Zhejiang Power”) (浙江省能源集團有限公司) jointly established Ningxia Yinxing Power Co., Ltd.* (“Yinxing Power”) (寧夏銀星發電有限責任公司). The registered capital of Yinxing Power is RMB800 million, of which Ningxia Energy and Zhejiang Power contributed 51% and 49%, respectively. Ningxia Energy can appoint four out of the seven directors of the board of directors. According to the articles of association of Yinxing Power, the resolutions pertaining to significant relevant activities at both the shareholders’ and board of directors meetings require more than two-thirds of the votes for passing. Accordingly, the directors of the Company considered that Ningxia Energy and Zhejiang Power have joint control over Yinxing Power, which was accounted for as a joint venture.

In August 2017, to minimize coal procurement costs and to secure long-term coal supply to Yinxing Power, Ningxia Energy and Zhejiang Power entered into an acting-in-concert agreement which was effective on 31 August 2017. According to the acting-in-concert agreement, Zhejiang Power will exercise the shareholders vote in concert with the Group. Accordingly, the directors of the Company consider that Ningxia Energy have control over Yinxing Power and consolidated Yinxing Power as a subsidiary since 31 August 2017.

The fair value of identifiable assets and liabilities of Yinxing Power at the acquisition date are as follows:

August 31, 2017
Fair value
Assets
Property, plant and equipment	3,594,970
Land use rights	31,833
Intangible assets	188
Other current assets	312,840
Inventories	35,349
Trade and notes receivables	162,093
Cash and cash equivalents	255,152

Liabilities
Deferred tax liabilities	(40,706)
Interest-bearing loans and borrowings	(2,514,800)
Other payables and accrued expenses	(186,782)
Trade and notes payables	(800,438)

Net assets	849,699

Non-controlling interests	416,353

Net assets acquired	433,346

Goodwill	—

Satisfied by cash	—

Details of the 51% equity interest held by the Group before the acquisition of Yinxing Power and the profit from the investment are as follows:

August 31, 2017

Initial investment cost	316,200

Investment income recognized under the equity method	(494)

The book value of the investment in 51% equity of Yinxing Power on the merger date	315,706

The fair value of the investment in 51% equity of Yinxing Power on the merger date (Note)	433,346

Gain on previously held equity interest remeasured at acquisition-date fair value	117,640

Note: The fair value was determined by the valuation report issued by an independent qualified valuer.

An analysis of the cash flows in respect of the acquisition of Yinxing Power is as follows:

RMB’000

Cash consideration	—
Cash and bank balances acquired	255,152

Net inflow of cash and cash equivalents included in cash flows from investing activities	255,152

The operating results and cash flows of Yinxing Power since the merger date to the end of the year are as follows:

RMB’000

Revenue	578,117
Profit for the period	96,756
Net cash flows	36,024

*    The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(i)       Acquisition of Guizhou Huaren

In May 2017, the Company, together with Hangzhou Jinjiang, Guizhou Investment and Qingzhen Investment jointly established Guizhou Huaren. The registered capital of Guizhou Huaren is  RMB1,200 million, of which the Company holds 40% of equity interest in Guizhou Huaren, Hangzhou Jinjiang holds 30%, while each of the other two shareholders holds 15% equity interest, respectively. According to the article of association of Guizhou Huaren, the directors of the Company considered that the Company had significant influence over Guizhou Huaren, which was accounted for as an associate.

In December 2017, the Company and Hangzhou Jinjiang entered into an acting-in-concert agreement which became effective on January 1, 2018. According to the acting-in-concert agreement, Hangzhou Jinjiang agreed to exercise the board members’ and shareholder’s vote in concert with the Company. Accordingly, the directors of the Company considered that the Company obtains control over Guizhou Huaren and has consolidated Guizhou Huaren’s financial position and performance into the Group’s consolidated financial statements since January 1, 2018.

The fair value of identifiable assets and liabilities of Guizhou Huaren at the acquisition date are as follows:

January 1, 2018
Fair value
Assets
Property, plant and equipment	2,194,095
Intangible assets	137
Land use rights	109,320
Other current assets	353,655
Inventories	220,718
Trade and notes receivables	250
Restricted cash	324,030
Cash and cash equivalents	673,587
Liabilities
Deferred tax liabilities	(58,299)
Interest-bearing loans and borrowings	(1,680,000)
Contract liabilities	(2,562)
Other payables and accrued expenses	(345,562)
Trade and notes payables	(464,454)

Net assets	1,324,915

Non-controlling interests	794,949

Share of net assets acquired	529,966

Goodwill	—

Satisfied by:
Cash	—
Fair value of previously held equity interest	529,966
529,966

Details of the 40% equity interest held by the Company before the acquisition of Guizhou Huaren and the profit from the investment are as follows:

January 1, 2018
Initial investment cost	480,000

Share of loss accumulated under the equity method	(18,347)

Book value of the investment in 40% equity of Guizhou Huaren on the acquisition date	461,653

Fair value of the investment in 40% equity of Guizhou Huaren on the acquisition date (Note)	529,966

Gain on previously held equity interest remeasured at acquisition-date fair value	68,313

Note: The fair value was determined by the valuation report issued by an independent qualified valuer.

An analysis of the cash flows in respect of the acquisition of Guizhou Huaren is as follows:

RMB'000
Cash consideration	—
Cash and bank balances acquired	673,587

Net inflow of cash and cash equivalents included in cash flows from investing activities	673,587

The operating results and cash flows of Guizhou Huaren since the acquisition date to December 31,2018 are as follows:

RMB’000
Revenue	4,282,882

Profit for the period	34,639

Net cash out flows	(490,684)

(j)       Acquisition of Shanxi Zhongrun

In February 2017, the Company entered into a capital injection and enlargement agreement on Shanxi Zhongrun with Huarun (Coal) Group Co., Ltd.* (“Huarun (Coal) Group”) (華潤（煤業）集團有限公司), Shanxi Xishan Coal and Electricity Power Co., Ltd.* (“Xishan Coal Electricity”) (山西西山煤電股份有限公司) and Jin Energy Power Group Co., Ltd.* (“Jin Energy Power”) (晉能電力集團有限公司). After the capital contribution, the registered capital of Shanxi Zhongrun is RMB500 million, of which the Company holds 40% of equity interest in Shanxi Zhongrun while each of the other three shareholders holds a 20% equity interest, respectively. The Company can appoint two out of the five directors of the board of directors. According to the article of association of Shanxi Zhongrun and the agreement, the directors of the Company considered that the Company had significant influence over Shanxi Zhongrun, which was accounted for as an associate.

In December 2017, the Company and Huarun (Coal) Group entered into an acting-in-concert agreement which was effective on January 1, 2018. According to the acting-in-concert agreement, Huarun (Coal) Group agreed to exercise the board members’ and shareholder’s vote in concert with the Company. Accordingly, the directors of the Company considered that the Company obtains control over Shanxi Zhongrun and has consolidated Shanxi Zhongrun’s financial position and performance into the Group’s consolidated financial statements since January 1, 2018.

The fair value of identifiable assets and liabilities of Shanxi Zhongrun at the acquisition date are as follows:

January 1, 2018
Fair value
Assets
Property, plant and equipment	2,292,483
Intangible assets	749
Other current assets	215,575
Inventories	15,473
Trade and notes receivables	4,135
Cash and cash equivalents	2,173,062

Liabilities
Deferred tax liabilities	(41,581)
Interest-bearing loans and borrowings	(3,485,852)
Other payables and accrued expenses	(37,789)
Trade and notes payables	(13,778)

Net assets	1,122,477

Non-controlling interests	673,486

Share of net assets acquired	448,991

Goodwill	—

Satisfied by:
Cash	—
Fair value of previously held equity interest	448,991

448,991

Details of the 40% equity interest held by the Company before the acquisition of Shanxi Zhongrun and the profit from the investment are as follows:

January 1, 2018
Initial investment cost	400,184

Share of loss accumulated under the equity method	(6,553)

Book value of the investment in 40% equity of Shanxi Zhongrun on the acquisition date	393,631

Fair value of the investment in 40% equity of Shanxi Zhongrun on the acquisition date (Note)	448,991

Gain on previously held equity interest remeasured at acquisition-date fair value	55,360

Note: The fair value was determined by the valuation report issued by an independent qualified valuer.

An analysis of the cash flows in respect of the acquisition of Shanxi Zhongrun is as follows:

RMB’000
Cash consideration	—
Cash and bank balances acquired	2,173,062

Net inflow of cash and cash equivalents included in cash flows from investing activities	2,173,062

The operating results and cash flows of Shanxi Zhongrun since the acquisition date to December 31, 2018 are as follows:

RMB’000
Revenue	645,214
Profit for the period	817
Net cash out flows	(2,137,166)

*     The English names represent the best effort made by management of the Group in translating their Chinese names as the companies do not have any official English names.

(k)      Acquisition of Shanxi Huaxing

On December 31, 2017, the Company, Chalco Hong Kong and Baotou Communication Investment held 10%,  40% and 50% of the shares of Shanxi Huaxing, respectively. According to the articles of association of Shanxi Huaxing, the Group can exercise joint control over Shanxi Huaxing and therefore, which was accounted for as a joint venture accordingly.

In December 2018, the Company entered into an equity transfer agreement with Baotou Communication Investment. According to the agreement, the Company acquired 50% of Shanxi Huaxing’s equity with a consideration at RMB2,665 million in cash. Upon completion of the transaction, the Group held a total of 100% of Shanxi Huaxing’s shares. The directors of the Company considered that the Company obtains control over Shanxi Huaxing and has consolidated Shanxi Huaxing’s financial position and performance into the Group’s consolidated financial statements since the acquisition date of December 6, 2018.

The fair value of identifiable assets and liabilities of Shanxi Huaxing at the acquisition date are as follows:

December 6, 2018
Fair value
Assets
Property, plant and equipment	7,327,807
Intangible assets	728,067
Land use right	348,901
Deferred tax assets	8,094
Other non-current assets	60,336
Other current assets	102,396
Inventories	865,418
Trade and notes receivables	44,706
Restricted cash	203,350
Cash and cash equivalents	81,344

Liabilities
Deferred tax liabilities	(722,349)
Interest-bearing loans and borrowings	(1,743,036)
Other non-current liabilities	(239,998)
Contract liabilities	(617,827)
Other payables and accrued expenses	(686,024)
Trade and notes payables	(1,594,724)

Net assets	4,166,461

Non-controlling interests	—

Share of net assets acquired	4,166,461

Goodwill	1,163,949

Satisfied by:
Cash	2,665,205
Fair value of previously held equity interest	2,665,205

5,330,410

Details of the 50% equity interest held by the Group before the acquisition of Shanxi Huaxing and the profit from the investment are as follows:

December 6, 2018
Initial investment cost	2,351,479

Share of loss accumulated under the equity method	(77,309)

Share of changes in reserves under the equity method	11,166

Cash dividends declared	(236,556)

Book value of the investment in 50% equity of Shanxi Huaxing on the acquisition date	2,048,780

Fair value of the investment in 50% equity of Shanxi Huaxing on the acquisition date (Note)	2,665,205

Gain on previously held equity interest remeasured at acquisition-date fair value	616,425

Note: The fair value was determined by the valuation report issued by an independent qualified valuer.

An analysis of the cash flows in respect of the acquisition of Shanxi Huaxing is as follows:

RMB’000
Cash consideration	(2,665,205)
Cash and bank balances acquired	81,344

Net outflow of cash and cash equivalents included in cash flows from investing activities	(2,583,861)

The operating results and cash flows of Shanxi Huaxing since the acquisition date to December 31, 2018 are as follows:

RMB’000
Revenue	415,509
Profit for the period	110,917
Net cash out flows	(434)

*     The English names represent the best effort made by management of the Group in translating their Chinese names as the companies do not have any official English names.

(l)       Acquisition of Shandong Aluminum Carbon Plant

On August 31, 2018, Chalco Shandong, a subsidiary of the Company, entered into an asset transfer agreement with Shandong Aluminum Plant, pursuant to which, Chalco Shandong acquired Shandong Aluminum Carbon Plant from Shandong Aluminum at a total consideration of RMB146 million. The consideration was determined based on the appraisal report issued by an independent qualified valuer. Chalco Shandong has paid all consideration as of December 31, 2018. In the opinion of the directors of the Company, Shandong Aluminum Carbon Plant constitutes a business. Before and after the acquisition, Chalco Shandong and Shandong Aluminum were controlled by Chinalco, and the control was not temporary. As such, the acquisition is considered to be a business combination under common control. The acquisition date was August 31, 2018, which is determined by the date of transfer of the assets.

The carrying amounts of the assets and liabilities of Shandong Aluminum Carbon Plant as at the transaction date and the comparative financial figures were as follows:

	December 31,	August 31,
	2017	2018
Assets

Property, plant and equipment	24,393	23,845
Inventories	51,104	46,150
Other current assets	418	411
Trade and notes receivables	23,052	44,522
Cash and cash equivalents	34,354	—

Liabilities
Trade and notes payables	(12,235)	(24,011)
Contract liabilities	—	(1,432)
Other payables and accrued expenses	(38,415)	(1,542)

Net assets	82,671	87,943

Difference recognized in equity		58,319

Total purchase consideration		146,262

(m)     Acquisition of Pingguo Aluminum Carbon Plant

On August 30,  2018, Guangxi Branch of the Company entered into an asset transfer agreement with Pingguo Aluminum, pursuant to which, Guangxi Branch of the Company acquired Pingguo Aluminum Carbon Plant from Pingguo Aluminum at a total consideration of RMB92 million. The consideration was determined based on the appraisal report issued by an independent qualified valuer. Guangxi Branch of the Company has paid all consideration as of December 31, 2018. In the opinion of the directors of the Company, the Pingguo Aluminum Carbon Plant constitutes a business. Before and after the acquisition, Guangxi Branch and Pingguo Aluminum were controlled by Chinalco, and the control was not temporary. As such, the acquisition is considered to be a business combination under common control. The acquisition date was August 30, 2018, which is determined by the date of transfer of the assets.

The carrying amounts of the assets and liabilities of Pingguo Aluminum Carbon Plant as at the transaction date and the comparative financial figures were as follows:

	December 31,	August 30,
	2017	2018
Assets
Property, plant and equipment	35,201	127,315
Trade and notes receivables	12,143	—
Inventories	90,581	71,264

Liabilities
Trade and notes payables	(69,521)	(117,749)

Net assets	68,404	80,830
Difference recognized in equity		11,218

Total purchase consideration		92,048

(n)      Acquisition of Chibi Great Wall Carbon

On August 30, 2018, Chalco Mining, a subsidiary of the Company, entered into an equity transfer agreement with China Great Wall Aluminum and Henan Great Wall Zhongxin, pursuant to which, Chalco Mining acquired 57.69% and 19.96% equity interest in Red Chibi Great Wall from China Great Wall Aluminum and Henan Great Wall Zhongxin, respectively. The consideration for the acquisition was RMB202 million, which was determined based on the appraisal value of the 77.65% equity interest in Chibi Great Wall Carbon. As at December 31, 2018, Chalco Mining has paid the consideration in receivables amounting to RMB70 million and cash amounting to RMB132 million, respectively. The transaction date was August 30, 2018, which was the date that the Group obtained control of Chibi Great Wall Carbon. Before and after the acquisition, both Chibi Great Wall Carbon and Chalco Mining were controlled by Chinalco, and the control was not temporary. Thus, the acquisition of the 77.65% equity interest in Chibi Great Wall Carbon is considered to be a business combination under common control.

The carrying amounts of the assets and liabilities of Red Cliff Carbon as at the transaction date and the comparative financial figures were as follows:

	December 31,	August 30,
	2017	2018
Assets
Property, plant and equipment	271,604	379,618
Land use rights	26,124	25,731
Deferred tax assets	3,325	3,325
Inventories	59,035	65,440
Other current assets	11,095	18,608
Trade and notes receivables	32,880	53,392
Restricted Cash	15,700	—
Cash and cash equivalents	50,545	16,258

Liabilities
Interest-bearing loans and borrowings	(228,500)	(233,000)
Contract liabilities	—	(1,816)
Trade and notes payables	(46,702)	(56,970)
Other payables and accrued expenses	(51,595)	(52,114)
Income tax payable	(2,927)	—
Other non-current liabilities	(69,640)	(65,901)

Net assets	70,944	152,571
Non-controlling interests	(15,856)	(34,100)
Difference recognized in equity		83,497

Total purchase consideration		201,968

(o)      Acquisition of Longhua Logistics

On August 30, 2018, China Aluminum Logistics Group Corporation Co., Ltd. (“China Aluminum Logistics Group”) (“中鋁物流集團有限公司”), a subsidiary of the Company, entered into an equity transfer agreement with Northeast Light Alloy Co., Ltd., pursuant to which, Chalco Aluminum Logistics acquired a 51% equity interest in East Light Logistics from Northeast Light Alloy Co., Ltd. The consideration for the acquisition was RMB3 million, which was determined based on the appraisal value of the 51% equity interest in East Light Logistics and China Aluminum Logistics Group has paid all consideration as of December 31, 2018. The transaction date was August 30, 2018, which was the date that the Group obtained control of East Light Logistics. Before and after the acquisition, both East Light Logistics and China Aluminum Logistics Group were controlled by Chinalco, and the control was not temporary. As such, the acquisition of the 51% equity interest in East Light Logistics is considered to be a business combination under common control.

The carrying amount of the assets and liabilities of East Light Logistics as at the transaction date and the comparative financial figures were as follows:

	December 31,	September 17,
	2017	2018
Assets
Property, plant and equipment	2,901	3,839
Inventories	127	2,207
Other current assets	200	608
Trade and notes receivables	6,704	6,828
Cash and cash equivalents	281	403

Liabilities
Trade and notes payables	(2,062)	(4,647)
Contract liabilities	—	(1,504)
Income tax payable	(130)	—
Other payables and accrued expenses	(1,323)	(2,065)

Net assets	6,698	5,669

Non-controlling interests	(3,281)	(2,778)

Net assets acquired		2,891

Difference recognized in equity		413

Total purchase consideration		3,304